TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Unrecognized tax benefits	¥ 78,800	$ 12,365	¥ 48,966	$ 7,684	¥ 15,613
Unrecognized tax benefit presented on a net basis against deferred tax asset	0		0
Unrecognized tax benefits if recognized that will impact effective tax rate	¥ 50,451	$ 7,917	¥ 27,044